TAXATION - (Summary of Amounts and Expiration Dates of Operating Loss Carryforward) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 1,781,053
2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 560,016
Operating loss carryforward expiration years	2017
2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 340,224
Operating loss carryforward expiration years	2018
2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 120,788
Operating loss carryforward expiration years	2019
2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 96,696
Operating loss carryforward expiration years	2020
2021 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 663,329
Operating loss carryforward expiration years	2021 and thereafter